Consolidated Statements of Changes in Redeemable Investor Units and Stockholders' Equity/Members' (Deficit) - USD ($) $ in Thousands	Total	OAK Street Health Inc and Affiliates [Member]	OAK Street Health Inc and Affiliates [Member] Redeemable Investor Units [Member]	OAK Street Health Inc and Affiliates [Member] Members' Capital [Member]	OAK Street Health Inc and Affiliates [Member] Common Stock [Member]	OAK Street Health Inc and Affiliates [Member] Additional Paid-In Capital [Member]	OAK Street Health Inc and Affiliates [Member] Accumulated Deficit [Member]	OAK Street Health Inc and Affiliates [Member] Non-controlling Interest [Member]
Redeemable Investor, Beginning balance at Dec. 31, 2018			$ 319,139
Beginning balance at Dec. 31, 2018		$ (241,810)		$ 463			$ (246,493)	$ 4,220
Beginning balance (In Shares) at Dec. 31, 2018			10,975,101	2,073,841
Issuance of Series I, II and III Investor Units			$ 1,500
Issuance of Series I, II and III Investor Units (In Shares)			25,518
Issuance of Common Units				495,995
Repurchases – Profits Interests				(11,292)
Forfeitures – Profits Interests		(108)		$ (108)
Forfeitures – Profits Interests (In Shares)				(22,589)
Stock and Unit-Based Compensation		1,942		$ 1,942
Payments from Non-controlling Interest		2,646						2,646
Net loss		(63,508)					(63,356)	(152)
Redeemable Investor, Ending balance at Sep. 30, 2019			$ 320,639
Ending balance at Sep. 30, 2019		(300,838)		$ 2,297			(309,849)	6,714
Ending balance (In Shares) at Sep. 30, 2019			11,000,619	2,535,955
Redeemable Investor, Beginning balance at Dec. 31, 2018			$ 319,139
Beginning balance at Dec. 31, 2018		$ (241,810)		$ 463			(246,493)	4,220
Beginning balance (In Shares) at Dec. 31, 2018			10,975,101	2,073,841
Issuance of Common Units		25,518
Redeemable Investor, Ending balance at Dec. 31, 2019		$ 320,639	$ 320,639
Ending balance at Dec. 31, 2019		(344,878)		$ 4,192			(354,355)	5,285
Ending balance (In Shares) at Dec. 31, 2019			11,000,619	2,530,864
Redeemable Investor, Beginning balance at Jun. 30, 2019			$ 320,639
Beginning balance at Jun. 30, 2019		(268,707)		$ 1,004			(276,649)	6,938
Beginning balance (In Shares) at Jun. 30, 2019			11,000,619	2,294,018
Issuance of Common Units				251,500
Repurchases – Profits Interests				(3,305)
Forfeitures – Profits Interests		(12)		$ (12)
Forfeitures – Profits Interests (In Shares)				(6,258)
Stock and Unit-Based Compensation		1,305		$ 1,305
Net loss		(33,424)					(33,200)	(224)
Redeemable Investor, Ending balance at Sep. 30, 2019			$ 320,639
Ending balance at Sep. 30, 2019		(300,838)		$ 2,297			(309,849)	6,714
Ending balance (In Shares) at Sep. 30, 2019			11,000,619	2,535,955
Redeemable Investor, Beginning balance at Dec. 31, 2019		320,639	$ 320,639
Beginning balance at Dec. 31, 2019		(344,878)		$ 4,192			(354,355)	5,285
Beginning balance (In Shares) at Dec. 31, 2019			11,000,619	2,530,864
Issuance of Series I, II and III Investor Units			$ 224,362
Issuance of Series I, II and III Investor Units (In Shares)			1,471,623
Conversion of members' capital into common stock upon closing of initial public offering				$ (7,006)	$ 38	$ 6,968
Conversion of members capital into common stock upon closing of initial public offering (in shares)				(1,117,312)	15,498,529
Conversion of members capital into restricted stock upon closing of initial public offering (in shares)				(2,339,322)	22,612,472
Issuance of common stock upon closing of initial public offering, net		$ 351,229			$ 18	351,211
Issuance of common stock upon closing of initial public offering net (in shares)					17,968,750
Issuance of Common Units		1,471,623		1,095,067
Tender Offer – Investor Units, Founder’s Units, Incentive Units		$ (19,393)		$ (5,895)			(13,498)
Tender Offer – Investor Units, Founder’s Units, Incentive Units (In Shares)				(131,151)
Exercise of Options		$ 60				60
Exercise of Options (In Shares)		2,831			2,831
Repurchases – Profits Interests				(5,856)
Forfeitures – Profits Interests		$ (189)		$ (189)
Forfeitures – Profits Interests (In Shares)		(19,113)		(32,290)	(41,651)
Stock and Unit-Based Compensation		$ 34,648		$ 8,898		25,750
Payments from Non-controlling Interest		5,943						5,943
Payments to Non-controlling Interest		(102)						(102)
Net loss		(101,375)					(100,877)	(498)
Redeemable Investor, Ending balance at Sep. 30, 2020	$ 545,001		$ 0
Ending balance at Sep. 30, 2020		470,944			$ 241	928,805	(468,730)	10,628
Ending balance (In Shares) at Sep. 30, 2020					240,828,714
Conversion of redeemable preferred stock into common stock upon closing of initial public offering		545,001	$ (545,001)		$ 185	544,816
Conversion of redeemable preferred stock into common stock upon closing of initial public offering (in shares)			(12,472,242)		184,787,783
Redeemable Investor, Beginning balance at Jun. 30, 2020			$ 545,001
Beginning balance at Jun. 30, 2020		(401,313)		$ 3,454			(409,618)	4,851
Beginning balance (In Shares) at Jun. 30, 2020			12,472,242	3,461,459
Conversion of redeemable preferred stock into common stock upon closing of initial public offering		545,001	$ (545,001)		$ 185	544,816
Conversion of redeemable preferred stock into common stock upon closing of initial public offering (in shares)			(12,472,242)		184,787,783
Conversion of members' capital into common stock upon closing of initial public offering				$ (7,006)	$ 38	6,968
Conversion of members capital into common stock upon closing of initial public offering (in shares)				(1,117,312)	15,498,529
Conversion of members capital into restricted stock upon closing of initial public offering (in shares)				(2,339,322)	22,612,472
Issuance of common stock upon closing of initial public offering, net		351,229			$ 18	351,211
Issuance of common stock upon closing of initial public offering net (in shares)					17,968,750
Exercise of Options		60				60
Exercise of Options (In Shares)					2,831
Repurchases – Profits Interests				(3,825)
Forfeitures – Profits Interests		(57)		$ (57)
Forfeitures – Profits Interests (In Shares)				(1,000)	(41,651)
Stock and Unit-Based Compensation		29,359		$ 3,609		25,750
Payments from Non-controlling Interest		5,943						5,943
Payments to Non-controlling Interest		(102)						(102)
Net loss		(59,176)					(59,112)	(64)
Redeemable Investor, Ending balance at Sep. 30, 2020	$ 545,001		$ 0
Ending balance at Sep. 30, 2020		$ 470,944			$ 241	$ 928,805	$ (468,730)	$ 10,628
Ending balance (In Shares) at Sep. 30, 2020					240,828,714